Columbia Convertible Securities Fund
First Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Convertible Securities Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 3.3%
Issuer	Shares	Value ($)
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Ascent Resources, Class B(a),(b),(c),(d)	102,487	2,295,709
Permian Resources Corp.	400,000	6,556,000
Total		8,851,709
Total Energy		8,851,709
Financials 0.1%
Financial Services 0.1%
Clovis Liquidation Trust(a),(b),(d)	21,161,130	952,251
Total Financials		952,251
Utilities 2.5%
Electric Utilities 2.5%
Duke Energy Corp.	90,000	9,321,300
NextEra Energy, Inc.	135,000	10,802,700
Southern Co. (The)	120,000	9,616,800
Total		29,740,800
Total Utilities		29,740,800
Total Common Stocks (Cost $31,896,354)		39,544,760

Convertible Bonds 89.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.2%
Axon Enterprise, Inc.
12/15/2027	0.500%	6,000,000	7,989,000
Rocket Lab USA, Inc.(e)
02/01/2029	4.250%	5,500,000	5,998,437
Total			13,987,437
Airlines 0.9%
JetBlue Airways Corp.
04/01/2026	0.500%	12,000,000	10,520,002
Automotive 2.1%
Ford Motor Co.(f)
03/15/2026	0.000%	12,000,000	11,946,000
Rivian Automotive, Inc.(e)
10/15/2030	3.625%	18,500,000	12,538,001
Total			24,484,001
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.5%
Barclays Bank PLC
02/16/2029	1.000%	9,000,000	9,232,666
JPMorgan Chase Financial Co. LLC
06/15/2027	0.500%	8,000,000	8,428,000
Total			17,660,666
Brokerage/Asset Managers/Exchanges 0.8%
Coinbase Global, Inc.(e)
04/01/2030	0.250%	10,000,000	9,620,000
Cable and Satellite 1.8%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	10,000,000	6,399,245
Liberty Broadband Corp.(e)
03/31/2053	3.125%	7,000,000	6,609,400
Liberty Media Corp.-Liberty Formula One
08/15/2027	2.250%	8,000,000	8,636,309
Total			21,644,954
Consumer Cyclical Services 3.6%
Booking Holdings, Inc.
05/01/2025	0.750%	4,500,000	9,009,289
Match Group FinanceCo 3, Inc.(e)
01/15/2030	2.000%	15,848,000	12,909,781
Uber Technologies, Inc.(e)
12/01/2028	0.875%	14,000,000	15,425,991
Zillow Group, Inc.
05/15/2025	2.750%	6,000,000	5,979,000
Total			43,324,061
Consumer Products 0.6%
Callaway Golf Co.
05/01/2026	2.750%	6,000,000	6,705,000
Diversified Manufacturing 2.8%
Advanced Energy Industries, Inc.(e)
09/15/2028	2.500%	9,000,000	9,246,600
Bloom Energy Corp.(e)
06/01/2028	3.000%	7,140,000	7,952,532
Enphase Energy, Inc.(f)
03/01/2028	0.000%	11,069,000	9,586,861
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	6,000,000	6,816,000
Total			33,601,993

Columbia Convertible Securities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, May 31, 2024 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.6%
FirstEnergy Corp.
05/01/2026	4.000%	6,500,000	6,493,500
NextEra Energy Capital Holdings, Inc.(e)
03/01/2027	3.000%	6,000,000	7,383,390
PG&E Corp.(e)
12/01/2027	4.250%	16,500,000	17,000,364
Total			30,877,254
Food and Beverage 1.1%
Chefs’ Warehouse, Inc. (The)
12/15/2028	2.375%	6,000,000	6,679,764
MGP Ingredients, Inc.
11/15/2041	1.875%	6,500,000	6,693,008
Total			13,372,772
Gaming 1.5%
DraftKings Holdings, Inc.(f)
03/15/2028	0.000%	8,000,000	6,432,000
Wynn Macau, Ltd.(e)
03/07/2029	4.500%	10,500,000	11,230,769
Total			17,662,769
Health Care 8.4%
Dexcom, Inc.
05/15/2028	0.375%	22,000,000	21,648,000
Exact Sciences Corp.(e)
03/01/2030	2.000%	12,000,000	10,766,954
Glaukos Corp.
06/15/2027	2.750%	3,440,000	7,248,080
Insulet Corp.
09/01/2026	0.375%	8,830,000	9,146,683
Integer Holdings Corp.
02/15/2028	2.125%	5,000,000	7,417,500
LivaNova USA, Inc.(e)
03/15/2029	2.500%	8,000,000	8,944,000
Merit Medical Systems, Inc.(e)
02/01/2029	3.000%	5,500,000	6,212,250
Natera, Inc.
05/01/2027	2.250%	2,273,000	6,396,695
Repligen Corp.(e)
12/15/2028	1.000%	5,500,000	5,453,250
Tandem Diabetes Care, Inc.(e)
03/15/2029	1.500%	4,000,000	6,638,000
Teladoc Health, Inc.
06/01/2027	1.250%	12,000,000	10,020,000
Total			99,891,412
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 1.1%
Welltower OP LLC(e)
05/15/2028	2.750%	11,000,000	12,994,300
Home Construction 0.5%
Meritage Homes Corp.(e)
05/15/2028	1.750%	6,000,000	6,135,000
Independent Energy 1.0%
Chesapeake Energy Escrow
09/15/2026	0.000%	10,200,000	219,300
Northern Oil and Gas, Inc.
04/15/2029	3.625%	10,000,000	12,209,511
Total			12,428,811
Leisure 5.1%
Carnival Corp.
12/01/2027	5.750%	9,000,000	12,687,812
Live Nation Entertainment, Inc.
01/15/2029	3.125%	10,000,000	11,004,775
NCL Corp., Ltd.
02/15/2027	2.500%	30,050,000	27,736,150
Royal Caribbean Cruises Ltd.
08/15/2025	6.000%	3,000,000	9,001,500
Total			60,430,237
Media and Entertainment 3.0%
fuboTV, Inc.
02/15/2026	3.250%	8,000,000	4,513,600
Snap, Inc.
03/01/2028	0.125%	30,000,000	23,470,836
Snap, Inc.(e)
05/01/2030	0.500%	7,500,000	7,227,497
Total			35,211,933
Metals and Mining 1.1%
Ivanhoe Mines Ltd.
04/15/2026	2.500%	3,200,000	6,406,030
MP Materials Corp.(e)
03/01/2030	3.000%	7,000,000	7,049,700
Total			13,455,730
Oil Field Services 0.6%
Nabors Industries, Inc.
06/15/2029	1.750%	9,000,000	6,638,400
Other Financial Institutions 0.8%
Encore Capital Group, Inc.
03/15/2029	4.000%	10,500,000	9,917,250
Columbia Convertible Securities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, May 31, 2024 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.9%
Fluor Corp.(e)
08/15/2029	1.125%	9,000,000	10,197,000
Other REIT 1.2%
Rexford Industrial Realty LP(e)
03/15/2029	4.125%	6,600,000	6,417,350
Starwood Property Trust, Inc.
07/15/2027	6.750%	8,000,000	8,252,000
Total			14,669,350
Pharmaceuticals 8.1%
Bridgebio Pharma, Inc.
03/15/2027	2.500%	5,000,000	5,166,000
BridgeBio Pharma, Inc.
02/01/2029	2.250%	6,000,000	4,788,000
Cytokinetics, Inc.
07/01/2027	3.500%	5,500,000	6,732,000
Esperion Therapeutics, Inc.
11/15/2025	4.000%	8,000,000	6,599,962
Halozyme Therapeutics, Inc.
08/15/2028	1.000%	10,500,000	10,603,950
Insmed, Inc.
06/01/2028	0.750%	6,500,000	11,566,750
Ionis Pharmaceuticals, Inc.(e)
06/15/2028	1.750%	9,000,000	8,710,921
Jazz Investments I Ltd.
06/15/2026	2.000%	12,000,000	11,448,000
Mirum Pharmaceuticals, Inc.
05/01/2029	4.000%	5,000,000	5,503,125
Pacira BioSciences, Inc.(e)
05/15/2029	2.125%	5,500,000	5,612,750
PTC Therapeutics, Inc.
09/15/2026	1.500%	10,500,000	10,706,447
Sarepta Therapeutics, Inc.
09/15/2027	1.250%	7,370,000	8,495,399
Total			95,933,304
Retail REIT 0.7%
Federal Realty OP LP(e)
01/15/2029	3.250%	9,000,000	8,590,975
Retailers 4.9%
Alibaba Group Holding Ltd.(e)
06/01/2031	0.500%	9,473,000	9,357,719
Burlington Stores, Inc.(e)
12/15/2027	1.250%	7,129,000	9,261,922
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Etsy, Inc.
10/01/2026	0.125%	6,500,000	6,585,305
06/15/2028	0.250%	20,130,000	15,735,917
Farfetch Ltd.(g)
05/01/2027	0.000%	11,880,000	178,200
Wayfair, Inc.
08/15/2026	1.000%	10,000,000	9,099,000
09/15/2027	3.250%	7,000,000	8,481,200
Total			58,699,263
Technology 30.2%
Akamai Technologies, Inc.(e)
02/15/2029	1.125%	15,000,000	14,197,500
Bandwidth, Inc.
04/01/2028	0.500%	8,000,000	5,994,400
Bentley Systems, Inc.
07/01/2027	0.375%	14,000,000	12,467,000
BigCommerce Holdings, Inc.
10/01/2026	0.250%	11,000,000	9,474,300
Bill.com Holdings, Inc.(f)
04/01/2027	0.000%	28,000,000	23,715,969
Cerence, Inc.(e)
07/01/2028	1.500%	13,500,000	7,290,000
Datadog, Inc.
06/15/2025	0.125%	5,823,000	7,473,821
Dropbox, Inc.(f)
03/01/2028	0.000%	10,000,000	9,062,500
Envestnet, Inc.
12/01/2027	2.625%	8,000,000	8,780,000
Five9, Inc.(e)
03/15/2029	1.000%	9,000,000	8,099,755
Global Payments, Inc.(e)
03/01/2031	1.500%	12,000,000	11,012,237
indie Semiconductor, Inc.(e)
11/15/2027	4.500%	6,420,000	6,808,410
Infinera Corp.
08/01/2028	3.750%	6,030,000	6,512,400
Lumentum Holdings, Inc.
06/15/2028	0.500%	23,637,000	18,006,667
Microchip Technology, Inc.(e)
06/01/2030	0.750%	7,500,000	7,652,954
MicroStrategy, Inc.(e)
03/15/2031	0.875%	21,000,000	19,456,500
MKS Instruments, Inc.(e)
06/01/2030	1.250%	9,000,000	9,216,000
MongoDB, Inc.
01/15/2026	0.250%	6,500,000	8,199,750

Columbia Convertible Securities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, May 31, 2024 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nutanix, Inc.
10/01/2027	0.250%	7,500,000	8,505,321
ON Semiconductor Corp.
03/01/2029	0.500%	22,000,000	21,641,952
Palo Alto Networks, Inc.
06/01/2025	0.375%	4,097,000	12,139,411
Parsons Corp.(e)
03/01/2029	2.625%	9,500,000	9,779,699
Rapid7, Inc.(e)
03/15/2029	1.250%	9,300,000	8,214,690
Seagate HDD Cayman(e)
06/01/2028	3.500%	10,000,000	12,595,000
Shift4 Payments, Inc.
08/01/2027	0.500%	10,000,000	9,195,000
SMART Global Holdings, Inc.
02/01/2029	2.000%	5,380,000	6,184,913
Super Micro Computer, Inc.(e),(f)
03/01/2029	0.000%	8,000,000	7,800,000
Tyler Technologies, Inc.
03/15/2026	0.250%	8,500,000	9,001,500
Veeco Instruments, Inc.
06/01/2029	2.875%	4,000,000	6,188,000
Vertex, Inc.(e)
05/01/2029	0.750%	6,000,000	6,717,000
Vishay Intertechnology, Inc.(e)
09/15/2030	2.250%	12,000,000	11,628,000
Western Digital Corp.(e)
11/15/2028	3.000%	7,800,000	12,339,600
Wolfspeed, Inc.
12/01/2029	1.875%	12,083,000	6,718,148
Workiva, Inc.(e)
08/15/2028	1.250%	10,000,000	8,895,000
Zscaler, Inc.
07/01/2025	0.125%	7,070,000	8,727,915
Total			359,691,312
Transportation Services 1.5%
Air Transport Services Group, Inc.(e)
08/15/2029	3.875%	12,000,000	9,907,200
CryoPort, Inc.(e)
12/01/2026	0.750%	10,000,000	8,600,000
Total			18,507,200
Total Convertible Bonds (Cost $1,073,789,941)			1,066,852,386

Convertible Preferred Stocks 5.5%
Issuer		Shares	Value ($)
Financials 3.0%
Banks 2.0%
Bank of America Corp.(h)	7.250%	19,648	23,378,173
Financial Services 1.0%
Apollo Global Management, Inc.	6.750%	190,000	12,198,000
Total Financials			35,576,173
Health Care 0.5%
Health Care Providers & Services 0.5%
BrightSpring Health Services, Inc.	6.750%	125,000	5,654,954
Total Health Care			5,654,954
Industrials 0.8%
Machinery 0.8%
Chart Industries, Inc., ADR	6.750%	160,000	9,676,800
Total Industrials			9,676,800
Materials 1.2%
Chemicals 1.2%
Albemarle Corp.	7.250%	260,000	14,237,600
Total Materials			14,237,600
Total Convertible Preferred Stocks (Cost $60,529,802)			65,145,527

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(i),(j)	7,807,831	7,806,270
Total Money Market Funds (Cost $7,805,384)		7,806,270
Total Investments in Securities (Cost: $1,174,021,481)		1,179,348,943
Other Assets & Liabilities, Net		10,686,370
Net Assets		1,190,035,313
Columbia Convertible Securities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $3,247,960, which represents 0.27% of total net assets.

(b)	Non-income producing investment.
(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2024, the total market value of these securities amounted to $2,295,709, which represents 0.19% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-11/15/2016	102,487	358,010	2,295,709

(d)	Valuation based on significant unobservable inputs.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $425,694,398, which represents 35.77% of total net assets.

(f)	Zero coupon bond.
(g)	Represents a security in default.
(h)	Perpetual security with no specified maturity date.
(i)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	22,985,286	80,814,715	(95,993,989)	258	7,806,270	(2,118)	200,801	7,807,831
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Convertible Securities Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT134_02_P01_(07/24)